Derivative instruments - Narrative (Details) $ in Thousands, R$ in Millions	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	May 31, 2021 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 instrument	Apr. 30, 2017 instrument
Derivative [Line Items]
Interest			$ 56,370	$ 52,578	$ 57,066
Collection of derivative instruments			0	23,240	0
Derivatives designated as hedging instruments | Coupon-only swap
Derivative [Line Items]
Payments for (proceeds from) hedge				(170)	197
Derivatives not designated as hedging instruments
Derivative [Line Items]
Payments (proceeds) for derivative instruments			7,440	127
Derivatives not designated as hedging instruments | Forward contracts
Derivative [Line Items]
Payments (proceeds) for derivative instruments			(1,128)	0	39
Cash Flow Hedging | Forward contracts
Derivative [Line Items]
Payments for (proceeds from) hedge			263	(507)	1,757
Cash Flow Hedging | Cross-currency interest rate swap
Derivative [Line Items]
Interest			5,637	$ 4,132	$ 4,031
Cash Flow Hedging | Call spread
Derivative [Line Items]
Interest	$ 18,800	R$ 99.7
Cash Flow Hedging | Coupon-only swap
Derivative [Line Items]
Collection of derivative instruments	$ 4,400	R$ 23.5
Cash Flow Hedging | Derivatives designated as hedging instruments | Forward contracts
Derivative [Line Items]
Notional amount outstanding			$ 34,843
Cash Flow Hedging | Derivatives designated as hedging instruments | Cross-currency interest rate swap
Derivative [Line Items]
Number of instruments held | instrument						4
Cash Flow Hedging | Subsidiaries | Cross-currency interest rate swap
Derivative [Line Items]
Percentage of principal and interest collections hedged (as a percent)							(50.00%)
Cash Flow Hedging | Subsidiaries | Call spread
Derivative [Line Items]
Number of instruments held | instrument							2
Percentage of principal and interest collections hedged (as a percent)							(50.00%)
Cash Flow Hedging | Subsidiaries | Coupon-only swap
Derivative [Line Items]
Number of instruments held | instrument							2
Percentage of principal and interest collections hedged (as a percent)							(50.00%)